RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	6 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS AND BALANCES
Schedule of leases from related parties

			Monthly Rent	Monthly Rent
Lessee	Lessor	Rent Period	RMB	US Dollars
Nanjing Recon	One of the founders	April 1, 2022 - March 31, 2024	¥40,000	$5,634
BHD	One of the founders	January 1, 2023 - Dec 31, 2023	31,667	4,460
BHD	One of the founders	January 1, 2023 - Dec 31, 2023	22,500	3,169